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AVDR US LARGECAP ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 75.9%
	Consumer Discretionary - 12.6%
92	Amazon.com, Inc.	$ 319,313
1,150	Ford Motor Company	14,985
111	Gap, Inc.	2,967
425	General Motors Company	20,829
40	Hasbro, Inc.	3,932
208	Lowe's Companies, Inc.	42,409
		404,435
	Consumer Staples - 10.7%
541	Altria Group, Inc.	27,174
165	Archer-Daniels-Midland Company	9,900
60	Hershey Company	10,662
100	Kellogg Company	6,314
220	Kroger Company	10,127
406	PepsiCo, Inc.	63,494
458	Philip Morris International, Inc.	47,174
144	Target Corporation	35,565
254	Walgreens Boots Alliance, Inc.	12,891
821	Walmart, Inc.	121,590
		344,891
	Energy - 2.1%
567	Chevron Corporation	54,868
718	Kinder Morgan, Inc.	11,682
		66,550
	Financials - 6.6%
131	Capital One Financial Corporation	21,742
595	Citigroup, Inc.	42,786
99	Goldman Sachs Group, Inc.	40,937
614	JPMorgan Chase & Company	98,210
101	State Street Corporation	9,384
		213,059
	Health Care - 14.9%
519	Abbott Laboratories	65,586
518	AbbVie, Inc.	62,564
90	Agilent Technologies, Inc.	15,792

AVDR US LARGECAP ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 75.9% (Continued)
	Health Care - 14.9% (Continued)
72	Anthem, Inc.	$ 27,009
651	Bristol-Myers Squibb Company	43,526
388	CVS Health Corporation	33,520
367	Gilead Sciences, Inc.	26,710
38	Humana, Inc.	15,406
772	Johnson & Johnson	133,657
742	Merck & Company, Inc.	56,607
		480,377
	Industrials - 1.6%
170	3M Company	33,105
124	Waste Management, Inc.	19,234
		52,339
	Materials - 0.4%
235	Newmont Corporation	13,628

	Real Estate - 1.5%
99	CBRE Group, Inc.	9,534
159	Healthpeak Properties, Inc.	5,724
209	Host Hotels & Resorts, Inc.	3,461
217	Prologis, Inc.	29,221
		47,940
	Technology - 25.0%
139	Adobe, Inc.	92,254
125	Automatic Data Processing, Inc.	26,130
1,234	Cisco Systems, Inc.	72,831
1,190	Intel Corporation	64,331
1,000	Microsoft Corporation	301,881
732	NVIDIA Corporation	163,858
71	S&P Global, Inc.	31,511
270	Texas Instruments, Inc.	51,546
		804,342
	Utilities - 0.5%
111	Edison International	6,420

AVDR US LARGECAP ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 75.9% (Continued)
	Utilities - 0.5% (Continued)
158	Xcel Energy, Inc.	$ 10,863
		17,283

	TOTAL COMMON STOCKS (Cost $2,329,931)	2,444,844

	TOTAL INVESTMENTS - 75.9% (Cost $2,329,931)	$ 2,444,844
	OTHER ASSETS IN EXCESS OF LIABILITIES- 24.1%	774,366
	NET ASSETS - 100.0%	$ 3,219,210

AVDR US LARGECAP LEADING ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 90.0%
	Communications - 6.3%
39	Alphabet, Inc.	$ 113,460
340	Facebook, Inc.	128,989
3,635	Fox Corporation	136,094
592	Walt Disney Company	107,330
		485,873
	Consumer Discretionary - 8.4%
702	Advance Auto Parts, Inc.	142,401
50	Amazon.com, Inc.	173,539
863	Copart, Inc.	124,548
642	NIKE, Inc.	105,763
20	NVR, Inc.	103,599
		649,850
	Consumer Staples - 8.8%
294	Costco Wholesale Corporation	133,914
2,942	Kroger Company	135,420
574	Target Corporation	141,767
2,176	Walgreens Boots Alliance, Inc.	110,432
1,060	Walmart, Inc.	156,986
		678,519
	Energy - 1.5%
7,055	Kinder Morgan, Inc.	114,785

	Financials - 9.4%
176	BlackRock, Inc.	166,019
817	Chubb Ltd.	150,263
334	Goldman Sachs Group, Inc.	138,112
802	JPMorgan Chase & Company	128,280
253	SVB Financial Group	141,553
		724,227
	Health Care - 8.7%
407	Anthem, Inc.	152,677
1,867	Bristol-Myers Squibb Company	124,828
1,325	CVS Health Corporation	114,467
2,137	Gilead Sciences, Inc.	155,531

AVDR US LARGECAP LEADING ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 90.0% (Continued)
	Health Care - 8.7% (Continued)
797	Universal Health Services, Inc.	$ 124,141
		671,644
	Industrials - 4.3%
274	Cintas Corporation	108,441
293	Deere & Company	110,763
438	FedEx Corporation	116,372
		335,576
	Materials - 4.1%
2,660	Sealed Air Corporation	162,340
826	Vulcan Materials Company	153,578
		315,918
	Real Estate - 3.7%
773	Alexandria Real Estate Equities, Inc.	159,524
1,336	CBRE Group, Inc.	128,657
		288,181
	Technology - 30.5%
438	ANSYS, Inc.	160,028
883	Apple, Inc.	134,066
491	Autodesk, Inc.	152,254
737	Automatic Data Processing, Inc.	154,062
333	Broadcom, Inc.	165,571
515	CDW Corporation/DE	103,314
951	Garmin Ltd.	165,883
471	Gartner, Inc.	145,417
288	Intuit, Inc.	163,039
376	Microsoft Corporation	113,507
192	MSCI, Inc.	121,839
768	NVIDIA Corporation	171,917
1,666	Oracle Corporation	148,491
1,161	Paychex, Inc.	132,900
559	salesforce.com, Inc.	148,286
275	ServiceNow, Inc.	177,001
		2,357,575

AVDR US LARGECAP LEADING ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 90.0% (Continued)
	Utilities - 4.3%
882	American Water Works Company, Inc.	$ 160,745
3,638	NRG Energy, Inc.	166,147
		326,892

	TOTAL COMMON STOCKS (Cost $6,444,833)	6,950,619

	TOTAL INVESTMENTS - 90.0% (Cost $6,444,833)	$ 6,949,040
	OTHER ASSETS IN EXCESS OF LIABILITIES- 10.0%	775,219
	NET ASSETS - 100.0%	$ 7,724,259

LTD	- Limited Company
MSCI	- Morgan Stanley Capital International